Organization and Business Description (Details) - USD ($)				12 Months Ended
		May 14, 2025	Feb. 23, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2024	Feb. 27, 2024	Dec. 31, 2022
Organization and Business Description [Line Items]
Incorporation date				May 16, 2023
Ordinary shares issued				37,758,997	46,595,743
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Percentage of issued and outstanding shares of capital stock				100.00%
Consideration amount (in Dollars)				$ 50,000,000
Escrow deposit shares			13,000,000	13,000,000	13,000,000
Net profit (in Dollars)				$ 37,152,532	$ 40,500,319	$ 9,889,155
Shares vested				1,404,000
2024 audited net profit					(i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.
Shares to be issued per share upon business combination				1
Ordinary shares outstanding				36,712,040	33,595,743
Issuance of excluding earnout shares					13,000,000
Capitalized offering cost (in Dollars)				$ 2,572,889
Offering cost (in Dollars)				$ 359,000
Aggregate of earnout shares		1,712,297
Earnout Shares cancelled		11,287,703
Escrow Agreement [Member]
Organization and Business Description [Line Items]
Ordinary shares issued				41,000,000
Escrow deposit shares				13,000,000
Business Combination with a SPAC [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars)					$ 41,000,000
Excess amount of earnout (in Dollars)					41,000,000
PubCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage				100.00%
SinCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage				100.00%
PubCo [Member]
Organization and Business Description [Line Items]
Number of shares				41,000,000
Net profit (in Dollars)					41,000,000
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars)					41,000,000
TOYO Solar [Member]
Organization and Business Description [Line Items]
Ownership percentage								100.00%
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Ownership percentage				100.00%				100.00%
Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			41,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Net profit (in Dollars)
Shares vested					13,000,000
Earnout shares				13,000,000
Ordinary shares outstanding	[1]			36,712,040	33,595,743	41,000,000			41,000,000
Common Stock [Member] | PubCo [Member]
Organization and Business Description [Line Items]
Ordinary shares issued				46,095,743			46,095,743
Ordinary shares outstanding							33,095,743
Issuance of excluding earnout shares							13,000,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).